Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.
Entity Central Index Key	0001571768
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000127047
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Investor Class
Trading Symbol	RPGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$41	0.79%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%
AssetsNet	$ 855,902,000
Holdings Count | Holding	2,004
InvestmentCompanyPortfolioTurnover	21.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$855,902
Number of Portfolio Holdings	2,004

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	53.4%
Bond Funds	16.3
Private Investment Companies	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.1
Equity Funds	6.7
Corporate Bonds	3.6
Securities Lending Collateral	0.7
Asset-Backed Securities	0.6
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	7.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	6.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.0
T. Rowe Price International Bond Fund - I Class	3.5
U.S. Treasury Inflation-Indexed Notes	3.1
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.6
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
U.S. Treasury Bonds	2.1
NVIDIA	2.1
Alphabet	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000127048
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	Advisor Class
Trading Symbol	PAFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 855,902,000
Holdings Count | Holding	2,004
InvestmentCompanyPortfolioTurnover	21.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$855,902
Number of Portfolio Holdings	2,004

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	53.4%
Bond Funds	16.3
Private Investment Companies	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.1
Equity Funds	6.7
Corporate Bonds	3.6
Securities Lending Collateral	0.7
Asset-Backed Securities	0.6
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	7.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	6.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.0
T. Rowe Price International Bond Fund - I Class	3.5
U.S. Treasury Inflation-Indexed Notes	3.1
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.6
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
U.S. Treasury Bonds	2.1
NVIDIA	2.1
Alphabet	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169948
Shareholder Report [Line Items]
Fund Name	Global Allocation Fund
Class Name	I Class
Trading Symbol	TGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 855,902,000
Holdings Count | Holding	2,004
InvestmentCompanyPortfolioTurnover	21.70%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$855,902
Number of Portfolio Holdings	2,004

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Common Stocks	53.4%
Bond Funds	16.3
Private Investment Companies	7.6
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	7.1
Equity Funds	6.7
Corporate Bonds	3.6
Securities Lending Collateral	0.7
Asset-Backed Securities	0.6
Non-U.S. Government Mortgage-Backed Securities	0.5
Short-Term and Other	3.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Blackstone Partners Offshore Fund	7.6%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	6.7
T. Rowe Price Emerging Markets Bond Fund - I Class	4.0
T. Rowe Price International Bond Fund - I Class	3.5
U.S. Treasury Inflation-Indexed Notes	3.1
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.6
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.3
U.S. Treasury Bonds	2.1
NVIDIA	2.1
Alphabet	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless